OTHER ASSETS -THIRD PARTIES (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Assets [Line Items]
Other assets	¥ 713,226,373	$ 109,620,886	¥ 617,779,748
Deferred losses related to sales leaseback transactions [Member]
Other Assets [Line Items]
Other assets	251,751,659		0
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets	112,969,373		103,714,696
Deposit for rent and others [Member]
Other Assets [Line Items]
Other assets	77,447,776		0
Prepayment for land use rights [Member]
Other Assets [Line Items]
Other assets	26,000,000		0
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets	242,867,413		491,201,438
Deferred charges [Member]
Other Assets [Line Items]
Other assets	0		22,863,614
Value-added tax recoverable for solar power plants [Member]
Other Assets [Line Items]
Other assets	¥ 2,190,152		¥ 0